DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Amounts recorded in respect of assets and liabilities held for distribution at December 31, 2014 are as follows;

(in thousands of $)
Cash and cash equivalents	61,144
Trade accounts receivable, net	2,770
Related party receivables	35
Other receivables	3,841
Inventories	13,246
Voyages in progress	1,322
Prepaid expenses and accrued income	844
Current assets held for distribution	83,202

Newbuildings	250,118
Vessels and equipment, net	659,884
Long term assets held for distribution	910,002

Short term debt and current maturities of long-term debt	19,812
Related party payables	2,555
Trade accounts payable	4,935
Accrued expenses	4,192
Other current liabilities	3,285
Current liabilities held for distribution	34,779

Long term debt	343,688
Long term liabilities held for distribution	343,688
The carrying values and estimated fair values of Golden Ocean’s financial instruments as of December 31, 2014 are as follows:

(in thousands of $)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	61,144	61,144	61,144	—	—
Liabilities:
U.S. dollar denominated floating rate debt	363,500	363,500	—	363,500	—
Amounts recorded in respect of discontinued operations in the years ended December 31, 2015 and 2014 are as follows;

(in thousands of $)	2015	2014
Operating revenues	18,083	33,432
Gain on sale of newbuilding contracts	—	74,834
Voyage expenses and commissions	(13,414)	(17,291)
Ship operating costs	(7,050)	(6,797)
Administrative expenses	(985)	(2,490)
Goodwill impairment loss	—	(149,482)
Depreciation	(7,712)	(6,187)
Vessel impairment loss	(62,489)	—
Interest income	—	17
Interest expense	(2,119)	(1,698)
Gain on revaluation of investment in Golden Ocean	—	24,422
Share of results from associated companies	(14,880)	321
Impairment loss on shares	(40,556)	—
Gain on non-controlling interest	192	—
Other financial items	(76)	—
Foreign exchange loss	—	(2)
Other non-operating expense	—	(238)
Net loss from discontinued operations	(131,006)	(51,159)
Net loss attributable to non-controlling interest	(30,305)	(63,214)
Net (loss) income from discontinued operations after non-controlling interest	(100,701)	12,055